Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 11,423,870	$ 9,883,796
Grant funds and other receivables	49,006	182,663
Prepaid expenses and other current assets	156,240	168,689
Total current assets	11,629,116	10,235,148
Property and equipment, net	156,938	147,741
Deposits	11,010	11,010
Total assets	11,797,064	10,393,899
Current liabilities:
Accounts payable	2,057,534	267,702
Accrued expenses	3,377,826	359,281
Current portion of notes payable		183,326
Total current liabilities	5,435,360	810,309
Accrued expenses – noncurrent	2,000,000
Note payable, net of current portion		14,738
Total liabilities	7,435,360	825,047
Commitments (Note 6)
Stockholders’ equity:
Preferred stock, $.01 par value: Authorized shares – 10,000,000 Series B convertible preferred stock, $1,000 stated value; -0- and 100 shares issued and outstanding at December 31, 2021 and 2020, respectively		76,095
Common stock, $.001 par value: Authorized shares – 600,000,000 Issued and outstanding shares – 6,381,541 and 3,834,095 at December 31, 2021 and 2020, respectively	6,382	3,834
Additional paid-in capital	68,731,220	55,294,504
Accumulated deficit	(64,375,898)	(45,805,581)
Total stockholders’ equity	4,361,704	9,568,852
Total liabilities and stockholders’ equity	$ 11,797,064	$ 10,393,899